LOANS AND ADVANCES TO CUSTOMERS MEASURED AT AMORTIZED COST (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Gross investments in finance lease receivables:
Up to one year	R$ 296,547	R$ 2,247,876
From one to five years	6,041,176	3,791,737
Over five years	1,296,410	196,239
Impairment loss on finance lease receivables	(114,049)	(54,241)
Net investment	7,520,084	6,181,611
Net investments in finance lease:
Up to one year	291,293	2,227,115
From one to five years	5,952,651	3,760,889
Over five years	1,276,140	193,607
Total	R$ 7,520,084	R$ 6,181,611